Income tax - Components of the Group's (loss) profit before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Income Tax Disclosure [Abstract]
United Kingdom					$ (29,224)	$ 7,549	$ (26,163)
United States					133	1,534	281
(Loss) profit before income taxes	$ (15,422)	$ (6,822)	$ (21,548)	$ (13,793)	$ (29,091)	$ 9,083	$ (25,882)